BOND PAYABLE	12 Months Ended
Dec. 31, 2014
BOND PAYABLE [Abstract]
BOND PAYABLE

NOTE 14 – BOND PAYABLE

	Interest rate	December 31,
		2014	2013
Due September 4, 2016	10.75%	15,972,837	-
Total bond payable		$15,972,837	$-

On September 4, 2014, the Company issued Corporate Bond to borrow RMB 100,000,000 from Guo Yuan Securities Co. Ltd. The maturity date is September 4, 2016 and the interest rate was 10.75%, no principal payments are required prior to maturity. Interest expense, included in the financial expenses in the statement of operations, was $610,571, nil and nil for the years ended December 31, 2014, 2013 and 2012, respectively.